Summary of significant accounting policies - Contract balance (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Contract assets	$ 34,255,318	$ 52,515,766
Customer deposits (note 14)	$ 740,013,355	$ 1,280,517,005